Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash dividends (in usd per share)	$ 0.16	$ 0.16
ESOP shares	22,486	22,486
Repurchase of common stock, shares	382,513	296,009
Stock activity under compensation plans, shares		14,968
Unearned ESOP Shares
ESOP shares	22,486	22,486
Common Stock
Repurchase of common stock, shares	382,513	296,009
Additional Paid-In Capital
ESOP shares	22,486	22,486
Repurchase of common stock, shares	382,513	296,009
Stock activity under compensation plans, shares	4,472	14,968
Retained Earnings
Cash dividends (in usd per share)	$ 0.16	$ 0.16